Pay vs Performance Disclosure - USD ($)	7 Months Ended	12 Months Ended
	Aug. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY VERSUS PERFORMANCE
The following table sets forth the compensation for each of our Chief Executive Officers (our “PEOs”) during 2025 and the average compensation for our other named executive officers, both as reported in the 2025 Summary Compensation
Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2025, 2024, 2023, 2022, and 2021. The table also provides information on our cumulative
TSR, the cumulative TSR of our peer group, Net Income, and Adjusted EBITDA (our Company-selected measure) over such years in accordance with SEC rules.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(5)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(5)	Summary Compensation Table Total for Third PEO(1)	Compensation Actually Paid to Third PEO(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income/ (Loss)(4) (in millions)	Adjusted EBITDA (in millions)
									Total Shareholder Return	Peer Group Total Shareholder Return(3)
2025	8,350,984	5,761,746	N/A	N/A	N/A	N/A	3,620,536	1,356,654	11.24	134.41	(201.1)	1,001.8
2024	4,844,251	3,866,509	21,865,641	1,623,752	N/A	N/A	4,596,255	1,535,438	17.10	159.23	(668.0)	1,060.4
2023	N/A	N/A	12,478,373	10,579,394	N/A	N/A	5,681,364	5,657,407	31.17	145.19	(986.6)	1,117.2
2022	N/A	N/A	8,375,608	5,440,653	4,538,176	(2,164,082)	2,644,643	(226,698)	28.07	112.84	(4,035.6)	1,112.7
2021	N/A	N/A	N/A	N/A	5,319,950	2,813,040	4,404,432	3,903,063	79.17	142.95	(312.0)	800.4
(1)The PEO is Matti Shem Tov, the second PEO is Jonathan Gear, and the third PEO is Jerre Stead. Mr. Stead was Chairman Emeritus of the Board
from October 21, 2022 to May 7, 2025, and received no compensation for this position.
(2)The 2025 non-PEO NEOs are Jonathan Collins, Bar Veinstein, Henry Levy, Maroun Mourad, Gordon Samson, and Melanie Margolin. The 2024 and
2023 non-PEO NEOs are Jonathan Collins, Bar Veinstein, Henry Levy, and Gordon Samson. The 2022 non-PEO NEOs are Jonathan Collins,
Steen Lomholt-Thomsen, Gordon Samson, and Stefano Maestri. The 2021 non-PEO NEOs are Jonathan Collins, Steen Lomholt-Thomsen, Gordon
Samson, Mukhtar Ahmed, Richard Hanks, and Jeff Roy.
(3)Our TSR peer group is the peer group used for purposes of the “stock performance graph” in Clarivate’s Annual Report on Form 10-K and consists of the following companies: FactSet Research Systems Inc.; Gartner Inc.; Moody’s Corporation; MSCI Inc.; S&P Global Inc.; and Verisk Analytics,
Inc.
(4)Our 2025, 2024, 2023 and 2022 net income (loss) attributable to ordinary shares, as reported under U.S. GAAP, includes goodwill and intangible asset impairments of $15.0 million, $540.7 million, $979.9 million and $4,449.1 million, respectively.
(5)The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2025. We paid no dividends during 2025, and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for 2025, see “Compensation Discussion and Analysis,” above.

Fiscal Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards & Option Awards	Year-End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards That Vested During the Current Year (b)	Change in Fair Value of Prior Awards That Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year-End Fair Value of Prior Awards That Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) + (d) - (e)	Compensation Actually Paid to First PEO
2025	8,350,984	(6,399,514)	4,910,410	(143,279)	(956,855)	—	—	3,810,276	5,761,746

Fiscal Year	Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards & Option Awards	Year-End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards That Vested During the Current Year (b)	Change in Fair Value of Prior Awards That Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year-End Fair Value of Prior Awards That Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) + (d) - (e)	Compensation Actually Paid to Non-PEO NEOs
2025	3,620,536	(2,394,170)	1,186,959	(335,417)	(441,022)	90,664	370,896	130,288	1,356,654

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote	The PEO is Matti Shem Tov, the second PEO is Jonathan Gear, and the third PEO is Jerre Stead. Mr. Stead was Chairman Emeritus of the Board
from October 21, 2022 to May 7, 2025, and received no compensation for this position.
(2)The 2025 non-PEO NEOs are Jonathan Collins, Bar Veinstein, Henry Levy, Maroun Mourad, Gordon Samson, and Melanie Margolin. The 2024 and
2023 non-PEO NEOs are Jonathan Collins, Bar Veinstein, Henry Levy, and Gordon Samson. The 2022 non-PEO NEOs are Jonathan Collins,
Steen Lomholt-Thomsen, Gordon Samson, and Stefano Maestri. The 2021 non-PEO NEOs are Jonathan Collins, Steen Lomholt-Thomsen, Gordon
Samson, Mukhtar Ahmed, Richard Hanks, and Jeff Roy.

Peer Group Issuers, Footnote	Our TSR peer group is the peer group used for purposes of the “stock performance graph” in Clarivate’s Annual Report on Form 10-K and consists of the following companies: FactSet Research Systems Inc.; Gartner Inc.; Moody’s Corporation; MSCI Inc.; S&P Global Inc.; and Verisk Analytics,
Inc.

Adjustment To PEO Compensation, Footnote	The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2025. We paid no dividends during 2025, and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for 2025, see “Compensation Discussion and Analysis,” above.

Fiscal Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards & Option Awards	Year-End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards That Vested During the Current Year (b)	Change in Fair Value of Prior Awards That Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year-End Fair Value of Prior Awards That Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) + (d) - (e)	Compensation Actually Paid to First PEO
2025	8,350,984	(6,399,514)	4,910,410	(143,279)	(956,855)	—	—	3,810,276	5,761,746

Non-PEO NEO Average Total Compensation Amount		$ 3,620,536	$ 4,596,255	$ 5,681,364	$ 2,644,643	$ 4,404,432
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,356,654	1,535,438	5,657,407	(226,698)	3,903,063
Adjustment to Non-PEO NEO Compensation Footnote	The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2025. We paid no dividends during 2025, and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for 2025, see “Compensation Discussion and Analysis,” above.

Fiscal Year	Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards & Option Awards	Year-End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards That Vested During the Current Year (b)	Change in Fair Value of Prior Awards That Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year-End Fair Value of Prior Awards That Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) + (d) - (e)	Compensation Actually Paid to Non-PEO NEOs
2025	3,620,536	(2,394,170)	1,186,959	(335,417)	(441,022)	90,664	370,896	130,288	1,356,654

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	The following is an unranked list of the performance measures we have determined as our most important performance measures used to link CAP to our NEOs to Company performance in the most recently completed fiscal year:
❖Recurring organic revenue growth
❖Revenue
❖Free cash flow
❖Adjusted EBITDA
❖Adjusted diluted EPS
❖Relative TSR

Total Shareholder Return Amount		$ 11.24	17.10	31.17	28.07	79.17
Peer Group Total Shareholder Return Amount		134.41	159.23	145.19	112.84	142.95
Net Income (Loss)		$ (201,100,000)	$ (668,000,000.0)	$ (986,600,000)	$ (4,035,600,000)	$ (312,000,000.0)
Company Selected Measure Amount		1,001,800,000	1,060,400,000	1,117,200,000	1,112,700,000	800,400,000
Measure:: 1
Pay vs Performance Disclosure
Name		Recurring organic revenue growth
Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name		Adjusted diluted EPS
Measure:: 6
Pay vs Performance Disclosure
Name		Relative TSR
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,350,984	$ 4,844,251
PEO Actually Paid Compensation Amount		$ 5,761,746	3,866,509
PEO Name		Matti Shem Tov
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			21,865,641	$ 12,478,373	$ 8,375,608
PEO Actually Paid Compensation Amount			$ 1,623,752	$ 10,579,394	5,440,653
PEO Name	Jonathan Gear
Third PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,538,176	$ 5,319,950
PEO Actually Paid Compensation Amount					$ (2,164,082)	$ 2,813,040
PEO | First PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,399,514)
PEO | First PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,810,276
PEO | First PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,910,410
PEO | First PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(956,855)
PEO | First PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | First PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(143,279)
PEO | First PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,394,170)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		130,288
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,186,959
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(441,022)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		90,664
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(335,417)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 370,896